Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Operating Leases

11. Operating Leases

For the period beginning August 2017 and ending August 2022, the Operating Entity occupied office space located at Alameda Dr. Carlos D’assumpcao, Edf China Civil Plaza 235-243, 14 P, Macau based on a lease entered into between Mr. Son I Tam, our CEO, Chairman, and principal shareholder, in Mr. Tam’s individual capacity, and an unaffiliated lessor (the “Office Lease”).   The rent for the Office Lease was paid by the Operating Entity for its usage of the office space. The total commitment for the full lease term was approximately USD $155,000. The Office Lease did not provide an option for lease extension.  Upon expiration in August 2022, Mr. Tam renewed the Office Lease for a one-year period beginning August 7, 2022, and ending August 6, 2023. As of the date of this annual report, the Operating Entity continues to occupy the space and pay the rents due under the Office Lease. The Company intends to have the Operating Entity take over the Office Lease in August 2023 when the Office Lease expires. The total commitment for the entire term of the Office Lease will amount to approximately USD $43,000. In September 2023, the Operating Entity signed the Office Lease for a two-year period beginning September 7, 2023, and ending August 7, 2025. The total commitment for the entire term of the Office Lease will amount to approximately USD $87,000. In August 2025, the Operating Entity renewed the Office Lease for a one-year period beginning September 7, 2025, and ending September 6, 2026, it will be renewed for another year upon expiration. The total commitment for the entire term of the Office Lease will amount to approximately USD $68,000. The Company has utilized the bank loan interest rate as the discount rate for this transaction.

The Operating Entity has entered into a lease agreement for its warehouse comprising 3,654 square feet, which has a lease period from May 2020 to April 2027. The total commitment for the entire duration of the lease is estimated to be around $396,000. The lease agreement does not include any provisions for lease extension. The Company has utilized the bank loan interest rate as the discount rate for this transaction.

The Operating Entity has entered into a lease agreement for its equipment with a lease period ranging from January 2022 to July 2026. Total commitment for the full term of the lease will be approximately $9,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into a lease agreement for its parking space with a lease period ranging from November 2022 to October 2024. On October 31, 2024, The Operating Entity renewed its parking space Lease for a two-year period beginning November 1, 2024, and ending October 31, 2026. Total commitment for the full term of the lease will be approximately $7,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into two lease agreements for its parking space with a lease period ranging from January 2025 to December 2025. On January 20, 2026, The Operating Entity renewed its parking space Lease for a one-year period beginning January 1, 2026, and ending December 31, 2026. Total commitment for the full term of the lease will be approximately $12,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into a lease agreement for its parking space with a lease period ranging from May 2025 to April 2026. Upon lease expiration, the Company expects to renew the lease for an additional one-year term. Total commitment for the full term of the lease will be approximately $20,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into a lease agreement for its housing allowance for Son I Tam, the CEO & Chairman of the Company with a lease period ranging from January 2025 to December 2026. Total commitment for the full term of the lease will be approximately $87,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statement of operations)	$156,492	$103,221	$99,306

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2025, 2024 and 2023	$158,381	$111,142	$95,303
Weighted average remaining lease term – operating leases (in years)	1.33	2.02	2.86
Weighted average discount rate – operating leases	5.33%	5.28%	5.29%

After the adoption of ASC842, the operating lease right-of-use asset and the operating lease liabilities as of December 31, 2025, 2024 and 2023 are as below:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Right-of-Use assets	$190,302	$158,091	$243,439
Total operating lease assets	$190,302	$158,091	$243,439

Short-term operating lease liabilities	$150,995	$85,915	$100,150
Long-term operating lease liabilities	44,996	79,784	158,758
Total operating lease liabilities	$195,991	$165,699	$258,908

Maturities of the Operating Entity’s lease liabilities are as follows:

Operating Leases
Years ending December 31,
2026	$157,060
2027	45,495
2028	-
2029	-
2030	-
Total lease payments	202,555
Less: Imputed interest/present value discount	6,564
Present value of lease liabilities	$195,991